Balances and transactions with related parties (Details 1)	12 Months Ended
Dec. 31, 2017
Aeromantenimiento, S.A. [Member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Aircraft maintenance company that provides aircraft overhaul services to the Company.
Aerovias Beta Corp. [Member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Accounts receivable correspond to amounts due to Latin Airways Corp. as a result of the spin-off of Aerovías Beta Corp., which led to the creation of Latin Airways Corp.
Corp Hotelera Internac., S.A. Hotelera Los Pozos, S.A. [Member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Accommodation services for crews and employees of the Company.
Empresariales S.A.S. [Member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Transportation services for employees of Avianca, S.A.
OceanAir Linhas Aereas, S.A. [Member]
Disclosure of transactions between related parties [line items]
Description of nature of services	The Company provides to and receives from OceanAir logistic services, marketing and advertising, maintenance services, and training services. The Company has entered into a licensing agreement with OceanAir for the use of the Avianca trademark in Brazil. Additionally, the Company leases aircraft to OceanAir (see Note 32). On November 4, 2014, Tampa Cargo S.A.S., entered into a Block Space Agreement with OceanAir Linhas Aéreas, S.A., acquiring priority rights and a minimum guaranteed cargo capacity on certain flights of the carrier.
SP SYN Participacoes S.A. [Member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Avianca, S.A. (“Avianca”) and SP SYN Participações S.A. (“SP SYN”) signed a novation of the receivables from OceanAir Linhas Aéreas, S.A. (“OceanAir”) whereby SP SYN would be the new debtor.
Transportadora del Meta S.A.S. [Member]
Disclosure of transactions between related parties [line items]
Description of nature of services	It provides Avianca, S.A. ground transportation services for cargo / courier shipments.
Synergy Aerospace Corp.[Member]
Disclosure of transactions between related parties [line items]
Description of nature of services	The balances of accounts receivable correspond to reserves on aircraft engines and maintenance contracts. The balances payable originate in payments executed by Synergy Aerospace Corp. on behalf of Latin Airways Corp.